Interest Expense	6 Months Ended
Jun. 30, 2025
Interest Expense [Abstract]
INTEREST EXPENSE

7. INTEREST EXPENSE

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Interest on indebtedness	$57,453	$57,788	$113,905	$117,956
Interest on satellite performance incentive payments	237	294	489	603
Interest on significant financing component	3,095	3,524	6,379	7,147
Interest on employee benefit plans, net	(268)	(38)	(533)	(78)
Interest on leases	589	374	1,035	744
Capitalized interest	(7,475)	—	(10,980)	—
Interest expense	$53,631	$61,942	$110,295	$126,372